Jun. 16, 2023
Sustainable Emerging Markets Portfolio
Sustainable Emerging Markets Portfolio

Summary Prospectus and
Prospectus Supplement

June 16, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 16, 2023 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 28, 2023

Sustainable Emerging Markets Portfolio (the "Fund")

As previously announced, at a meeting held on April 19-20, 2023, the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved various changes to the Fund, including changing its name from "Sustainable Emerging Markets Portfolio" to "Emerging Markets ex China Portfolio" and modifying its non-fundamental investment policy pursuant to Rule 35d-1, each change effective June 21, 2023 (the "Effective Date").

In addition to the changes described in the Prospectus supplement for the Fund dated April 28, 2023, at a meeting held on June 14-15, 2023, the Board approved additional modifications to the Fund's principal investment strategies and the investment process disclosure with regard to environmental, social and governance ("ESG") issues, including removing certain ESG-related investment exclusions.

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows (which reflect the changes approved by the Board in April and June 2023, as applicable):

The sections of the Summary Prospectus entitled "Principal Investment Strategies" and the Prospectus entitled "Fund Summary—Principal Investment Strategies" will be deleted in their entirety and replaced with the following:

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), seek to achieve the Fund's investment objective, under normal circumstances, by investing at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in equity securities of issuers located in emerging market countries excluding China and Hong Kong. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The Adviser's and/or Sub-Adviser's investment approach combines top-down country and thematic allocation with bottom-up stock selection. The Adviser and/or Sub-Adviser allocate the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To seek to manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The investment process integrates information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser believe that monitoring ESG helps build a more complete picture of the quality of company management, and the opportunities and risks facing companies. The Adviser and/or Sub-Adviser seek to engage directly with company management to gain insights on how each company addresses material ESG issues and how these may affect long-term financial performance.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.